Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
April 30, 2024
NFY-NPRT1-0624
1.800351.120
Municipal Bonds - 97.7%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 86.5%
Brighton Central School Distri Series 2020, 2.125% 6/15/32	1,000	840
Bronxville Union Free School District Series 2019, 2% 9/15/32	1,000	823
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	862
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	598
5% 7/1/25	590	580
5% 7/1/26	450	436
5% 7/1/27	600	574
5% 7/1/28	360	340
5% 7/1/29	300	280
5% 7/1/30	575	531
5% 7/1/40	1,000	861
5.25% 7/1/35	1,000	892
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	506
Dobbs Ferry Series 2017 A, 2.65% 10/15/33	325	278
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	657
5% 7/1/32	1,500	1,574
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	3,891
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	783
5% 7/1/30	1,250	1,304
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,570
5% 7/1/34	3,000	3,139
Series 2016 A:
5% 7/1/41	2,500	2,540
5% 7/1/46	8,000	8,080
5% 7/1/50	6,280	6,319
Series 2017, 5% 12/1/32 (b)	4,000	3,784
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	8,861
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	559
5% 7/1/27	350	356
5% 7/1/28	500	509
5% 7/1/29	725	738
5% 7/1/31	2,610	2,659
5% 7/1/32	2,660	2,708
5% 7/1/33	2,770	2,820
5% 7/1/34	2,935	2,982
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	862
5% 7/1/30	1,100	1,142
5% 7/1/35	855	883
Erie County Fiscal Stability Auth. Series 2017 D:
5% 9/1/33	525	555
5% 9/1/34	850	898
Farmingdale Union Free School District Series 2020, 2% 9/15/36	330	244
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/25	400	404
5% 6/1/26	550	563
5% 6/1/28	155	164
5% 6/1/30	200	217
5% 6/1/32	200	218
(Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	14,635	10,226
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	753
5% 7/1/33	475	483
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
3.5% 2/15/38	405	375
5% 2/15/34	6,130	6,406
Islip Gen. Oblig. Series 2021 A:
2% 5/1/33	345	283
2% 5/1/37	1,575	1,156
Kingston NY City School District Series 2021, 2% 6/15/35	425	323
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	13,169
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/34	1,700	1,899
5% 9/1/35	1,200	1,336
5% 9/1/37	500	548
5% 9/1/38	1,450	1,579
Series 2022 A:
5% 9/1/38	1,275	1,419
5% 9/1/39	1,375	1,523
5% 9/1/40	1,500	1,649
5% 9/1/41	1,375	1,503
5% 9/1/42	2,000	2,176
Series 2023 E:
5% 9/1/39	1,750	1,956
5% 9/1/40	1,915	2,124
5% 9/1/41	2,100	2,314
5% 9/1/42	2,375	2,604
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A, 5% 7/1/33	1,000	1,014
Mahopac Cent Scd Series 2021, 1.7% 6/1/35	635	466
Massapequa Union Free School District Series 2019:
2% 10/1/32	1,745	1,442
2% 10/1/33	1,775	1,444
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2018, 5% 5/1/32	5,000	5,362
Monroe County Indl. Dev. Corp.:
(Highland Hosp. of Rochester Proj.) Series 2020, 3% 7/1/50	4,265	3,209
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,134
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,630
5% 12/1/34	760	776
5% 12/1/35	700	714
5% 12/1/36	700	712
(Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/34	1,310	1,392
Series 2017 C, 4% 7/1/32	1,680	1,709
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	2,972
5% 11/15/56	9,000	8,840
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,001
New Rochelle City School District Series 2020, 2% 6/15/33	2,625	2,120
New Rochelle N Y Series 2020, 2% 2/15/34	590	486
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,031
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	5,610	5,870
New York City Gen. Oblig.:
Series 2018 F, 5% 4/1/45	8,485	8,818
Series 2018 F1, 3.375% 4/1/38	490	448
Series 2019 D:
5% 12/1/41	4,305	4,532
5% 12/1/44	9,810	10,274
Series 2020 D1, 4% 3/1/44	1,475	1,431
Series 2021 A1, 4% 8/1/34	3,250	3,360
Series 2021 F1:
3% 3/1/51 (Build America Mutual Assurance Insured)	5,825	4,208
5% 3/1/43	1,500	1,605
Series 2022 A1, 5% 8/1/47	18,895	19,995
Series 2022 D1, 5.25% 5/1/38	5,000	5,624
Series 2023 F1, 5% 8/1/37	1,000	1,123
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 G1B, 3.05% 5/1/50	4,270	3,101
Series 2019 J:
3% 11/1/44	8,030	6,214
3.05% 11/1/49	9,115	6,668
Series 2020 A1C, 2.8% 11/1/45	1,000	724
Series 2021 C1, 2.4% 11/1/46	2,535	1,659
Series 2021 F1:
2.1% 11/1/36	2,000	1,530
2.25% 11/1/41	10,000	6,770
2.4% 11/1/46	1,000	655
Series 2021 I:
2.45% 11/1/41	6,200	4,459
2.7% 11/1/51	8,285	5,326
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A:
3% 1/1/37 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	1,000	889
3% 1/1/46 (Assured Guaranty Corp. Insured) (Assured Guaranty Muni. Corp. Insured)	9,945	7,651
(Yankee Stadium Proj.) Series 2020 A, 3% 3/1/49	1,700	1,205
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 DD, 5.25% 6/15/49	4,410	4,618
Series 2021 BB1, 3% 6/15/50	4,395	3,280
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2018 S4, 5.25% 7/15/36	8,095	8,674
Series 2019 S1, 5% 7/15/43	1,715	1,789
Series 2022 1A, 3% 7/15/39	1,690	1,448
New York City Transitional Fin. Auth. Rev.:
Series 2016 A1, 3.25% 8/1/35	325	310
Series 2017 E-1, 5% 2/1/34	4,500	4,704
Series 2017 F, 5% 5/1/34	7,000	7,352
Series 2018 B-1, 5% 8/1/34	3,000	3,167
Series 2018 C2, 5% 5/1/37	4,690	4,917
Series 2020 C1, 3% 5/1/46	4,200	3,251
Series 2021 B1, 4% 8/1/38	1,340	1,357
Series 2021 F1, 4% 11/1/38	1,500	1,510
Series 2022 B1, 5.25% 11/1/37	6,120	6,996
Series 2024 A1:
5% 5/1/40	5,115	5,666
5% 5/1/41	8,000	8,810
Series C1, 4% 5/1/47	1,000	962
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,086
5% 11/15/30	2,000	2,034
5% 11/15/33	9,115	9,263
5% 11/15/34	3,000	3,048
5% 11/15/40	9,990	10,104
Series 2016:
0% 11/15/30	3,400	2,635
0% 11/15/38	1,275	665
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	5,000	5,049
5% 7/1/29	5,000	5,051
5% 5/1/30	3,450	3,490
5% 7/1/30	5,000	5,046
5% 5/1/31	11,000	11,123
5% 7/1/31	15,000	15,115
Series 2015 B, 5% 10/1/34	1,070	1,088
Series 2015:
5% 12/1/24 (b)	600	598
5% 12/1/27 (b)	1,200	1,190
Series 2016 A:
5% 7/1/31	1,200	1,243
5% 7/1/33	800	828
5% 7/1/34	650	673
5% 7/1/35	500	517
Series 2018 A, 5% 8/1/35	3,800	3,880
Series 2019 1, 2% 7/1/33	7,600	6,370
Series 2019 A:
4% 7/1/40	1,000	761
4% 7/1/45	3,750	2,711
5% 7/1/26	545	528
5% 7/1/27	390	373
5% 7/1/28	465	440
5% 7/1/29	750	701
5% 7/1/30	1,475	1,361
5% 7/1/32	1,540	1,390
5% 7/1/33	5,800	6,087
5% 7/1/34	1,300	1,151
5% 7/1/35	600	535
5% 7/1/36	500	443
5% 7/1/38	3,440	3,708
5% 7/1/41	1,345	1,155
5% 7/1/42	8,500	9,034
Series 2019 B, 5% 7/1/50	3,000	3,116
Series 2020 A:
3% 7/1/48	5,000	3,759
4% 9/1/50	7,120	6,073
4% 7/1/53	5,805	5,420
5% 7/1/40	1,265	1,337
Series 2021 A:
3% 7/1/41	1,000	835
4% 7/1/48	4,000	3,658
5% 7/1/46	1,025	1,004
5% 7/1/51	3,040	2,900
Series 2022 A:
4% 7/1/49	2,500	2,272
5% 7/1/35	1,425	1,528
5% 7/1/36	1,495	1,594
5% 7/1/37	785	831
5% 7/15/37	6,500	6,716
5% 7/1/38	500	525
5% 7/1/39	865	904
5% 7/1/40	915	952
5% 7/1/41	830	861
5% 7/1/42	1,005	1,039
Series 2022:
4% 7/1/46	4,625	4,463
5% 7/1/35	1,095	1,146
5% 7/1/47	5,625	5,464
5% 7/1/52	4,675	4,905
Series 2024 A, 5.5% 7/1/54	7,500	8,423
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,475
New York Dorm. Auth. Sales Tax Rev.:
Series 2018 A:
5% 3/15/42	9,940	10,323
5% 3/15/43	9,940	10,302
Series 2018 C:
5% 3/15/35	18,870	20,005
5% 3/15/43	6,185	6,410
Series 2018 E, 5% 3/15/44	5,000	5,197
Series 2018, 5% 3/15/48	12,700	13,121
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,045
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,217
(World Trade Ctr. Proj.) Series 2021 A, 3% 11/15/51	5,500	4,002
New York Metropolitan Trans. Auth. Rev.:
Series 2014 D, 5.25% 11/15/44	5,000	5,042
Series 2015 A1, 5% 11/15/45	1,200	1,206
Series 2015 B, 5% 11/15/29	2,125	2,153
Series 2015 C, 5% 11/15/35	600	611
Series 2016 A1, 5% 11/15/46	22,890	23,066
Series 2016 B:
5% 11/15/34	1,490	1,539
5% 11/15/35	8,375	8,649
Series 2016 C1:
5% 11/15/31	1,175	1,215
5% 11/15/32	730	755
Series 2016 D:
5% 11/15/30	1,805	1,867
5% 11/15/31	665	688
5.25% 11/15/31	500	520
Series 2017 A1, 5% 11/15/51	1,500	1,510
Series 2017 C-2:
0% 11/15/29	15,820	12,908
0% 11/15/32	18,000	13,004
Series 2017 C1:
5% 11/15/27	620	656
5% 11/15/30	1,015	1,074
Series 2017 D:
5% 11/15/28	2,125	2,270
5% 11/15/30	5,000	5,289
5% 11/15/32	925	978
Series 2020 C1, 5% 11/15/50	1,310	1,353
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	5
Series 2019 A, 5% 3/15/46	7,500	7,814
Series 2020 A:
3% 3/15/38	1,590	1,405
3% 3/15/39	5,000	4,331
Series 2021 A, 5% 3/15/49	6,500	6,822
Series 2021 E:
3% 3/15/50	10,285	7,810
4% 3/15/37	3,700	3,783
4% 3/15/39	735	740
Series 2022 A:
4% 3/15/39	1,000	1,007
5% 3/15/41	5,000	5,444
Series 2023 A:
5% 3/15/37	2,625	2,964
5% 3/15/38	1,645	1,842
5% 3/15/39	2,100	2,335
New York State Hsg. Fin. Agcy. Rev.:
Series 2017 K, 3% 11/1/32	1,500	1,380
Series 2019 I:
3.15% 11/1/44	1,500	1,196
3.25% 11/1/52	5,000	3,728
Series 2021 D1, 2.4% 11/1/41	2,740	1,947
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 227, 2.5% 10/1/47	12,730	8,486
Series 2021 232, 5% 10/1/28 (c)	1,680	1,746
Series 221, 3.5% 10/1/32 (c)	3,495	3,391
Series 223, 3.5% 4/1/49	1,130	1,109
Series 226, 3.5% 10/1/50 (c)	7,815	7,568
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,175	2,326
Series 2020 C, 4% 3/15/49	3,165	2,985
Series 2022 A, 5% 3/15/40	8,000	8,791
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/41	9,320	9,425
5% 1/1/51	8,625	8,668
Series 2019 B:
3% 1/1/53	5,405	3,955
3% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	2,000	1,423
4% 1/1/45	5,000	4,755
Series 2020 N, 3% 1/1/50	5,000	3,715
New York Thruway Auth. Personal Income Tax Rev. Series 2021 A1, 3% 3/15/50	8,945	6,596
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2023, 6% 4/1/35 (c)	5,000	5,665
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,146
(John F. Kennedy Int'l. Arpt. New Term. One Proj.) Series 2023, 5% 6/30/49 (Assured Guaranty Muni. Corp. Insured) (c)	5,000	5,151
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (c)	4,000	4,001
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
4% 12/1/38 (c)	600	584
4% 12/1/41 (c)	1,700	1,612
5% 12/1/31 (c)	1,200	1,285
5% 12/1/33 (c)	1,950	2,082
5% 12/1/35 (c)	1,540	1,637
Series 2020 C:
5% 12/1/29	1,300	1,398
5% 12/1/30	500	546
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/35 (c)	8,465	9,133
5% 12/1/36 (c)	7,500	8,023
New York Urban Dev. Corp. Rev. Series 2019 A, 5% 3/15/43	10,830	11,338
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 5% 7/1/52	3,000	2,468
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (c)	615	643
5% 4/1/30 (c)	750	782
5% 4/1/32 (c)	900	938
5% 4/1/33 (c)	650	677
5% 4/1/34 (c)	1,765	1,839
5% 4/1/36 (c)	1,150	1,180
5% 4/1/38 (c)	750	766
North Hempstead Gen. Oblig. Series 2017 C, 2.9% 9/15/33	850	767
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000	963
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000	953
4% 12/1/49 (Assured Guaranty Muni. Corp. Insured)	11,305	9,932
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	755	812
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	545	585
(Utica College Proj.) Series 2019, 4% 7/1/39	2,625	2,325
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	402
4% 7/1/37	275	256
4% 7/1/38	510	465
4% 7/1/39	650	583
4% 7/1/40	600	531
5% 7/1/24	215	215
5% 7/1/25	235	236
5% 7/1/27	815	830
5% 7/1/28	855	879
5% 7/1/31	340	354
5% 7/1/32	265	275
5% 7/1/33	300	310
5% 7/1/34	300	311
5% 7/1/35	400	414
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,223
Onondaga County:
Series 2018, 3.375% 4/15/36	1,020	951
Series 2020, 2% 10/15/34	1,295	1,002
Onondaga County Wtr. Auth. Series 2022 A, 2.5% 9/15/51	1,855	1,168
Orange County:
Series 2016 A, 2.25% 3/15/33	250	211
Series 2021 A, 2% 6/15/29	250	223
Pearl River Union Free School Series 2021, 2% 6/1/36	650	487
Pelham Union Free School District Series 2020 A:
2% 11/1/31	2,180	1,836
2% 11/1/32	1,445	1,192
2% 11/1/33	530	429
2% 11/1/34	2,015	1,595
2% 11/1/35	2,225	1,711
Port Chester-Rye Series 2020, 2% 6/1/36	1,925	1,450
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,402
5% 7/1/45	1,625	1,713
Saratoga County Gen. Oblig. Series 2016, 3.125% 7/15/36	1,510	1,374
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	2,806
Suffolk County Gen. Oblig.:
Series 2021 A:
2% 6/15/33	7,555	6,114
2% 6/15/34	7,105	5,608
Series 2022 C, 4% 9/1/36	2,000	2,062
Suffolk Tobacco Asset Securitization Corp.:
Series 2021 A2, 4% 6/1/50	3,000	2,691
Series 2021 B1, 4% 6/1/50	5,260	5,224
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (c)	500	491
4% 7/1/36 (c)	500	485
5% 7/1/28 (c)	1,640	1,695
5% 7/1/29 (c)	1,500	1,565
5% 7/1/30 (c)	1,500	1,579
5% 7/1/31 (c)	2,060	2,180
5% 7/1/32 (c)	1,145	1,210
5% 7/1/33 (c)	755	795
5% 7/1/34 (c)	815	855
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	2,625
Triborough Brdg & Tunl Auth. Series 2023 A:
5% 5/15/36	800	920
5% 5/15/38	1,125	1,268
5% 5/15/39	1,545	1,731
Triborough Bridge & Tunnel Auth.:
Series 2022 D 1A, 5% 11/15/38	10,000	11,151
Series 2023 C, 5.25% 11/15/39	6,000	6,867
Triborough Bridge & Tunnel Auth. Revs.:
Series 2018 D, 4% 11/15/37	3,000	3,063
Series 2019 C, 3% 11/15/46	5,000	3,804
Series 2022 A:
4% 11/15/52	3,000	2,837
5% 11/15/40	2,000	2,206
5% 11/15/41	2,000	2,194
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,627
5% 8/1/28	1,565	1,595
5% 8/1/32	1,000	1,020
Series 2020 A, 5% 9/1/36	1,500	1,611
Uniondale Union Free School District Series 2021:
1.75% 5/1/33	3,385	2,734
1.75% 5/1/34	3,810	2,917
West Islip Union Free School District Series 2020, 2% 6/15/32	2,880	2,352
Westchester County Gen. Oblig. Series 2021 A:
2% 10/15/32	3,990	3,353
2% 10/15/33	570	468
Westchester County Local Dev. Co. Series 2024:
5% 7/1/35	3,500	3,840
5% 7/1/38	2,000	2,145
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	354
Yonkers Gen. Oblig.:
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,538
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,092
Series 2021 B:
2% 2/15/41 (Assured Guaranty Muni. Corp. Insured)	1,000	653
4% 2/15/37	1,200	1,227
TOTAL NEW YORK		1,048,544
New York And New Jersey - 9.7%
Port Auth. of New York & New Jersey:
85th Series, 5.375% 3/1/28	3,885	4,048
Series 193, 5% 10/15/28 (c)	2,015	2,037
Series 2019 218, 5% 11/1/36 (c)	4,820	5,066
Series 202, 5% 10/15/36 (c)	5,455	5,598
Series 2020 221, 4% 7/15/50 (c)	2,900	2,667
Series 2021 224, 5% 7/15/56	6,795	7,120
Series 2021 227:
2% 10/1/31 (c)	6,295	5,209
2% 10/1/34 (c)	4,380	3,359
Series 2022 234:
5% 8/1/38 (c)	1,750	1,872
5% 8/1/39 (c)	1,500	1,600
5.25% 8/1/40 (c)	2,000	2,168
Series 2023 238:
5% 7/15/35 (c)	8,475	9,354
5% 7/15/36 (c)	7,060	7,732
5% 7/15/37 (c)	4,235	4,592
Series 214:
4% 9/1/37 (c)	4,000	3,983
4% 9/1/39 (c)	1,920	1,878
4% 9/1/43 (c)	6,500	6,100
5% 9/1/33 (c)	2,005	2,129
Series 218:
4% 11/1/47 (c)	11,280	10,386
5% 11/1/30 (c)	1,130	1,204
5% 11/1/44 (c)	5,080	5,194
Series 221:
4% 7/15/36 (c)	3,000	3,026
4% 7/15/38 (c)	1,000	989
4% 7/15/40 (c)	2,000	1,941
4% 7/15/45 (c)	8,000	7,461
5% 7/15/32 (c)	1,500	1,616
Series 223, 5% 7/15/56 (c)	8,850	9,036
TOTAL NEW YORK AND NEW JERSEY		117,365
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,057
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	3,345	3,490
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	3,720	2,435
5.625% 7/1/27	455	473
5.625% 7/1/29	1,350	1,455
5.75% 7/1/31	3,120	3,478
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
4.55% 7/1/40	325	325
4.75% 7/1/53	2,250	2,191
Series 2019 A2, 4.329% 7/1/40	3,632	3,545
TOTAL PUERTO RICO		17,392
TOTAL MUNICIPAL BONDS (Cost $1,229,491)		1,184,358

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.61% (d)(e) (Cost $19,693)	19,689,231	19,695

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,249,184)	1,204,053
NET OTHER ASSETS (LIABILITIES) - 0.7%	8,690
NET ASSETS - 100.0%	1,212,743

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,759,000 or 1.3% of net assets.

(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	6,577	47,838	34,719	253	(2)	1	19,695	1.0%
Total	6,577	47,838	34,719	253	(2)	1	19,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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